Income Taxes - Provision (benefit) for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Total current tax provision
Deferred tax provision:
Federal Loss carryforwards	72,874	61,286
Change in valuation allowance	(72,874)	(61,286)
Total deferred tax provision